NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Nature Of Operations And Basis Of Presentation
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006 and extra-provincially registered under the laws of the Province of British Columbia on January 11, 2007. The Company is in the initial exploration stage and was organized to engage in the business of natural resource exploration in the Province of British Columbia. The Company is an exploration stage enterprise, as defined in FASB ASC 915 “Development Stage Entities.”

On July 31, 2012 the Company’s name was changed to TAP RESOURCES, INC.

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006 and extra-provincially registered under the laws of the Province of British Columbia on January 11, 2007. The Company is in the initial exploration stage and was organized to engage in the business of natural resource exploration in the Province of British Columbia. The Company is an exploration stage enterprise, as defined in FASB ASC 915 “Development Stage Entities.”